FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2021
Nonoperating Income (Expense) [Abstract]
Schedule of Financial Income, Net
	Year ended December 31,
	2021	2020	2019

Bank charges	$(761)	$(539)	$(533)
Income (expenses) related to hedging activity	6,408	(5,529)	963
Amortization of debt discount and issuance costs	(5,298)	(29,954)	(20,938)
Exchange rate loss	(6,711)	(2,352)	(2,905)
Net gains related to equity securities	267,831	69,042	-

Total income (expenses )	261,469	30,668	(23,413)

Interest income	10,474	16,391	19,792

Total financial income (expenses), net	$271,943	$47,059	$(3,621)